Trade receivables, other assets, prepaid expenses and Tax receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of continuing involvement in derecognised financial assets [line items]
Increase (decrease) in receivables from financing activities	€ 3,200
Increase (decrease) in trade receivables	2,000
Fair value of assets representing derecognised financial assets	€ 16,074	€ 14,888
Finance companies in partnership with Santander, BNP Paribas and Credit Agricole
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of assets representing derecognised financial assets, percent	69.00%	74.00%
Trade receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	€ 4	€ 27
Retail financing
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	€ 3